Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 751,531	$ 674,562
Derivative asset		32,993	15,064
Equity securities, trading		7,539	4,368
Separate account assets		2,255,576	2,205,548
Total assets accounted for at fair value		3,047,639	2,899,542
Liabilities accounted for at fair value:
Derivative liabilities		15,416	7,956
Separate account liabilities		2,255,576	2,205,548
Reserves at fair value	[1]	399,260	265,884
Total liabilities accounted for at fair value		2,670,252	2,479,388
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		49,217	73,223
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,644	11,044
Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		509,279	454,182
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		182,391	135,603
Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			510
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Equity securities, trading		7,539	4,368
Separate account assets		2,255,576	2,205,548
Total assets accounted for at fair value		2,312,332	2,283,139
Liabilities accounted for at fair value:
Separate account liabilities		2,255,576	2,205,548
Total liabilities accounted for at fair value		2,255,576	2,205,548
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		49,217	73,223
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative asset		32,993	15,064
Total assets accounted for at fair value		734,265	615,356
Liabilities accounted for at fair value:
Derivative liabilities		15,416	7,956
Total liabilities accounted for at fair value		15,416	7,956
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		10,644	11,044
Fair Value, Inputs, Level 2 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		508,237	453,135
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		182,391	135,603
Fair Value, Inputs, Level 2 | Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			510
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Total assets accounted for at fair value		1,042	1,047
Liabilities accounted for at fair value:
Reserves at fair value	[1]	399,260	265,884
Total liabilities accounted for at fair value		399,260	265,884
Fair Value, Inputs, Level 3 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 1,042	$ 1,047

[1]	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Balance Sheets.